STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019	$ 99		$ 396,437	$ 818	$ 226,778	$ 624,132
Balance, shares at Dec. 31, 2019	38,043,516
Exercise of options and vested RSUs granted to employees	$ 2		13,094	0	0	13,096
Exercise of options and vested RSUs granted to employees, shares	991,243
Other comprehensive income (loss), net of tax	$ 0		0	3,357	0	3,357
Share-based compensation	0		72,461	0	0	72,461
Net loss	0		0	0	(5,758)	(5,758)
Balance at Dec. 31, 2020	$ 101		481,992	4,175	221,020	707,288
Balance, shares at Dec. 31, 2020	39,034,759
Exercise of options and vested RSUs granted to employees	$ 3		10,940	0	0	10,943
Exercise of options and vested RSUs granted to employees, shares	1,007,111
Other comprehensive income (loss), net of tax	$ 0		0	(3,778)	0	(3,778)
Share-based compensation	0		96,005	0	0	96,005
Net loss	0		0	0	(83,946)	(83,946)
Balance at Dec. 31, 2021	$ 104		588,937	397	137,074	726,512
Balance, shares at Dec. 31, 2021	40,041,870
Exercise of options and vested RSUs granted to employees	$ 3		1,838	0	0	1,841
Exercise of options and vested RSUs granted to employees, shares	868,599
Other comprehensive income (loss), net of tax	$ 0		0	(15,957)	0	(15,957)
Share-based compensation	0		121,579	0	0	121,579
Issuance of ordinary shares under employee stock purchase plan	$ 0	[1]	13,867	0	0	13,867
Issuance of ordinary shares under employee stock purchase plan, shares	118,102
Adjustments from adoption of ASU 2020-06	$ 0		(65,932)	0	26,602	(39,330)
Net loss	0		0	0	(130,368)	(130,368)
Balance at Dec. 31, 2022	$ 107		$ 660,289	$ (15,560)	$ 33,308	$ 678,144
Balance, shares at Dec. 31, 2022	41,028,571

[1]	Represents an amount lower than $1.